Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Net revenue	$ 14,801	$ 15,590	$ 13,096
Cost of revenue	(7,679)	(5,940)	(5,690)
Gross profit	7,122	9,650	7,406
Selling, general and administrative expenses	(9,529)	(8,924)	(7,479)
Other income, net	189	480	435
Income / (loss) from operations	(2,218)	1,206	362
Non-operating income / (expenses), net	(131)	(49)	36
Income / (loss) before income taxes	(2,349)	1,157	398
Income tax benefit / (expense)	(411)	614	0
Net income / (loss)	(2,760)	1,771	398
Other comprehensive (loss) / income, net of tax:
Foreign currency translation adjustments, net of tax	707	1,051	(985)
Comprehensive (loss) / income	(2,053)	2,822	(587)
Net income / (loss) attributable to common shareholders	$ (2,760)	$ 1,771	$ 398
Net earnings / (loss) per share
- basic	$ (0.57)	$ 0.36	$ 0.09
Weighted average number of shares outstanding in calculating net earnings per share
- basic	4,857,187	4,880,422	4,646,966
Net earnings / (loss) per share
- diluted	$ (0.57)	$ 0.34	$ 0.08
Weighted average number of shares outstanding in calculating net earnings per share
- diluted	4,857,187	5,145,260	4,816,736